FAIR VALUE MEASUREMENTS - Transfers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Feb. 05, 2018
FAIR VALUE MEASUREMENTS
Assets, transfer from level 1 to level 2	$ 0	$ 0	$ 0
Assets, transfer from level 2 to level 1	0	0	$ 0
Assets, level 3 transfer	0	0
Liabilities, transfer from level 1 to level 2	0	0
Liabilities, transfer from level 2 to level 1	0	0
Liabilities, level 3 transfer	$ 0	$ 0
Fair value of derivative liability				$ 1,900
Fair value of warrant liability				$ 100